Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Expenses
Research and development	$ 6,769	$ 7,312	$ 4,108
General and administrative expenses	8,819	5,128	1,870
Loss from operations	(15,588)	(12,440)	(5,978)
Change in fair value of warrant liability	852	(790)	24
Share of (loss) income in associate accounted for using equity method	(62)	(490)	18
(Loss) on equity issued at a discount		(1,256)
(Loss) on extinguishment of notes payable		(223)	(33)
Gain on sale of marketable equity securities		72
Gain on disposition of subsidiaries		412
Foreign exchange transaction gain	24		6
Interest income			11
Interest (expense)	(43)	(177)	(557)
Loss before provision for income taxes	(14,817)	(14,892)	(6,509)
Income tax expense	(4,352)	(2,297)	(740)
Net loss	(19,169)	(17,189)	(7,249)
Other comprehensive income (loss)
Net unrealized gain on investments			876
Total comprehensive (loss) income for year	(19,169)	(17,189)	(6,373)
Net loss attributable to:
Owners of the Company	(16,870)	(15,833)	(5,333)
Non-controlling interest	(2,299)	(1,356)	(1,916)
Net (loss)	(19,169)	(17,189)	(7,249)
Comprehensive loss attributable to:
Owners of the Company	(16,870)	(15,833)	(4,457)
Non-controlling interest	$ (2,299)	$ (1,356)	$ (1,916)
Loss per share
Basic and diluted	$ (1.29)	$ (1.35)	$ (0.49)
Weighted average shares outstanding
Basic and diluted	13,060	11,733	10,952